Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Financial Information of Operating Segments

	For the year ended 31 December 2017
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	429,822	67,708	14,436	—	—	511,966
- Term life	4,110	—	—	—	—
- Whole life	36,496	—	—	—	—
- Endowment	198,418	—	—	—	—
- Annuity	190,798	—	—	—	—
Net premiums earned	429,267	63,323	14,320	—	—	506,910
Investment income	115,316	5,454	456	1,501	—	122,727
Net realised gains on financial assets	41	2	—	(1)	—	42
Net fair value gains through profit or loss	5,690	269	23	201	—	6,183
Other income	1,276	75	—	7,268	(1,126)	7,493
Including: inter-segment revenue	—	—	—	1,126	(1,126)	—

Segment revenues	551,590	69,123	14,799	8,969	(1,126)	643,355

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(257,300)	(2,383)	(25)	—	—	(259,708)
Accident and health claims and claim adjustment expenses	—	(27,992)	(5,826)	—	—	(33,818)
Increase in insurance contract liabilities	(152,110)	(20,249)	(158)	—	—	(172,517)
Investment contract benefits	(7,798)	(278)	—	—	—	(8,076)
Policyholder dividends resulting from participation in profits	(21,748)	(123)	—	—	—	(21,871)
Underwriting and policy acquisition costs	(48,781)	(8,494)	(4,565)	(2,949)	—	(64,789)
Finance costs	(3,967)	(187)	(16)	(431)	—	(4,601)
Administrative expenses	(24,286)	(5,615)	(3,423)	(2,629)	—	(35,953)
Other expenses	(5,508)	(376)	(147)	(1,521)	1,126	(6,426)
Including: inter-segment expenses	(1,071)	(51)	(4)	—	1,126	—
Statutory insurance fund contribution	(777)	(180)	(111)	—	—	(1,068)

Segment benefits, claims and expenses	(522,275)	(65,877)	(14,271)	(7,530)	1,126	(608,827)

Share of profit of associates and joint ventures, net	—	—	—	7,143	—	7,143

Segment results	29,315	3,246	528	8,582	—	41,671

Income tax						(8,919)

Net profit						32,752

Attributable to
- Equity holders of the Company						32,253
- Non-controlling interests						499
Other comprehensive income attributable to equity holders of the Company	(7,838)	(370)	(31)	327	—	(7,912)
Depreciation and amortisation	1,513	351	216	160	—	2,240

	As at 31 December 2017
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets (including cash and cash equivalents)	2,478,739	114,045	9,390	38,422	—	2,640,596
Others	8,402	8,149	552	161,472	—	178,575

Segment assets	2,487,141	122,194	9,942	199,894	—	2,819,171

Unallocated
Property, plant and equipment						42,707
Others						35,713

Total						2,897,591

Liabilities
Insurance contracts	1,914,597	102,190	8,346	—	—	2,025,133
Investment contracts	218,436	14,064	—	—	—	232,500
Securities sold under agreements to repurchase	81,163	3,832	321	1,993	—	87,309
Others	41,888	3,123	224	21,323	—	66,558

Segment liabilities	2,256,084	123,209	8,891	23,316	—	2,411,500

Unallocated
Others						160,781

Total						2,572,281

	For the year ended 31 December 2016
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	361,905	54,010	14,583	—	—	430,498
- Term life	3,871	—	—	—	—
- Whole life	29,524	—	—	—	—
- Endowment	188,415	—	—	—	—
- Annuity	140,095	—	—	—	—
Net premiums earned	361,649	50,590	13,991	—	—	426,230
Investment income	103,723	4,122	403	899	—	109,147
Net realised gains on financial assets	5,823	231	23	(39)	—	6,038
Net fair value gains through profit or loss	(6,436)	(255)	(25)	(378)	—	(7,094)
Other income	1,345	86	—	5,919	(890)	6,460
Including: inter-segment revenue	—	—	—	890	(890)	—

Segment revenues	466,104	54,774	14,392	6,401	(890)	540,781

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(251,155)	(1,977)	(25)	—	—	(253,157)
Accident and health claims and claim adjustment expenses	—	(21,958)	(5,311)	—	—	(27,269)
Increase in insurance contract liabilities	(109,767)	(16,578)	(274)	—	—	(126,619)
Investment contract benefits	(5,091)	(225)	—	—	—	(5,316)
Policyholder dividends resulting from participation in profits	(15,787)	(96)	—	—	—	(15,883)
Underwriting and policy acquisition costs	(38,459)	(6,906)	(4,441)	(2,216)	—	(52,022)
Finance costs	(4,395)	(174)	(17)	(181)	—	(4,767)
Administrative expenses	(22,248)	(4,373)	(2,899)	(2,334)	—	(31,854)
Other expenses	(3,666)	(256)	(467)	(1,360)	890	(4,859)
Including: inter-segment expenses	(853)	(34)	(3)	—	890	—
Statutory insurance fund contribution	(804)	(138)	(106)	—	—	(1,048)

Segment benefits, claims and expenses	(451,372)	(52,681)	(13,540)	(6,091)	890	(522,794)

Share of profit of associates and joint ventures, net	—	—	—	5,855	—	5,855

Segment results	14,732	2,093	852	6,165	—	23,842

Income tax						(4,257)

Net profit						19,585

Attributable to
- Equity holders of the Company						19,127
- Non-controlling interests						458
Other comprehensive income attributable to equity holders of the Company	(23,433)	(930)	(91)	(1,320)	—	(25,774)
Depreciation and amortisation	1,490	257	196	140	—	2,083

	As at 31 December 2016
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets (including cash and cash equivalents)	2,379,782	92,220	8,906	27,392	—	2,508,300
Others	8,165	6,776	491	119,766	—	135,198

Segment assets	2,387,947	98,996	9,397	147,158	—	2,643,498

Unallocated
Property, plant and equipment						30,389
Others						23,064

Total						2,696,951

Liabilities
Insurance contracts	1,762,363	77,837	7,786	—	—	1,847,986
Investment contracts	183,773	11,933	—	—	—	195,706
Securities sold under agreements to repurchase	77,649	3,081	302	56	—	81,088
Others	73,277	3,563	338	18,194	—	95,372

Segment liabilities	2,097,062	96,414	8,426	18,250	—	2,220,152

Unallocated
Others						169,151

Total						2,389,303

	For the year ended 31 December 2015
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	308,169	42,041	13,761	—	—	363,971
- Term life	3,476	—	—	—	—
- Whole life	28,119	—	—	—	—
- Endowment	177,871	—	—	—	—
- Annuity	98,703	—	—	—	—
Net premiums earned	308,081	40,855	13,365	—	—	362,301
Investment income	93,819	2,983	344	436	—	97,582
Net realised gains/(losses) on financial assets	31,259	992	115	(69)	—	32,297
Net fair value gains/(losses) through profit or loss	9,863	313	36	(3)	—	10,209
Other income	1,074	61	—	5,006	(1,081)	5,060
Including: inter-segment revenue	—	—	—	1,081	(1,081)	—
Segment revenues	444,096	45,204	13,860	5,370	(1,081)	507,449

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(219,944)	(1,737)	(20)	—	—	(221,701)
Accident and health claims and claim adjustment expenses	—	(16,858)	(4,151)	—	—	(21,009)
Increase in insurance contract liabilities	(93,668)	(15,803)	(38)	—	—	(109,509)
Investment contract benefits	(2,076)	(188)	—	—	—	(2,264)
Policyholder dividends resulting from participation in profits	(33,328)	(163)	—	—	—	(33,491)
Underwriting and policy acquisition costs	(24,921)	(5,528)	(3,813)	(1,307)	—	(35,569)
Finance costs	(4,054)	(129)	(15)	(122)	—	(4,320)
Administrative expenses	(18,293)	(3,811)	(3,136)	(2,218)	—	(27,458)
Other expenses	(6,345)	(327)	(840)	(997)	1,081	(7,428)
Including: inter-segment expenses	(1,044)	(33)	(4)	—	1,081	—
Statutory insurance fund contribution	(546)	(103)	(94)	—	—	(743)

Segment benefits, claims and expenses	(403,175)	(44,647)	(12,107)	(4,644)	1,081	(463,492)

Share of profit of associates and joint ventures, net	—	—	—	1,974	—	1,974

Segment results	40,921	557	1,753	2,700	—	45,931

Income tax						(10,744)

Net profit						35,187

Attributable to
- Equity holders of the Company						34,699
- Non-controlling interests						488

Other comprehensive income attributable to equity holders of the Company	6,359	202	23	492	—	7,076
Depreciation and amortisation	1,388	263	240	145	—	2,036